UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):[ ]is a restatement.
				 [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name: Gareth Morgan Investments Limited Partnership
Address: Level 10, 109 Featherston Street, Wellington 6011, New Zealand

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan Clark
Title: Senior Business Analyst
Phone: + 64 9 4427645

Signature, Place, and Date of Signing:

/s/ Stephan Clark	Auckland, New Zealand	November 27, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:27

Form 13F Information Table Value Total:$422,006(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


				FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000)PRN AMT PRN CALL DSCRETN MANAGERS SOLE     SHARED  NONE
---------------------------  --------------- --------  ------- ------- --- ---- ------- -------- -------- ----- -----
ISHARES TR                   S&P SMLCAP 600  464287804   34932  457768 SH       SOLE               457768
VANGUARD TAX MANAGED INTL FD MSCI EAFE ETF   921943858   37640 1106075 SH       SOLE              1106075
VANGUARD INDEX FDS           TOTAL STK MKT   922908769   37544  519566 SH       SOLE               519566
VANGUARD INTL EQUITY F       MSCI EMR MKT ETF922042858   53918 1240354 SH       SOLE              1240354
JOHNSON & JOHNSON            COM             478160104    1708   25893 SH       SOLE                25893
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209    1729   62492 SH       SOLE                62492
APPLE INC                    COM             037833100   34883   58182 SH       SOLE                58182
ACCENTURE PLC IRELAND        SHS CLASS A     G1151C101   10357  160566 SH       SOLE               160566
BLACKROCK INC                COM             09247X101   13145   64154 SH       SOLE                64154
FEDEX CORP                   COM             31428X106   10876  118270 SH       SOLE               118270
GOOGLE INC                   CL A            38259P508   17716   27628 SH       SOLE                27628
JPMORGAN CHASE & CO          COM             46625H100   15170  329930 SH       SOLE               329930
COCA COLA CO                 COM             191216100    6971   94184 SH       SOLE                94184
KROGER CO                    COM             501044101    7759  320204 SH       SOLE               320204
MATTEL INC                   COM             577081102   11464  340580 SH       SOLE               340580
MCDONALDS CORP               COM             580135101   11815  120436 SH       SOLE               120436
NOVARTIS A G                 SPONSORED ADR   66987V109    8796  158743 SH       SOLE               158743
PEPSICO INC                  COM             713448108    6560   98875 SH       SOLE                98875
POTASH CORP SASK INC         COM             73755L107    6449  141145 SH       SOLE               141145
QUALCOMM INC                 COM             747525103   10677  156873 SH       SOLE               156873
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259206   12188  173789 SH       SOLE               173789
SAP AG                       SPON ADR        803054204    9487  135885 SH       SOLE               135885
SBA COMMUNICATIONS CORP      COM             78388J106     102    2000 SH       SOLE                 2000
VISA INC                     COM CL A        92826C839   12624  106983 SH       SOLE               106983
VALE S A                     ADR             91912E105   12019  515187 SH       SOLE               515187
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506   21698  302418 SH       SOLE               302418
YUM BRANDS INC               COM             988498101   13779  193579 SH       SOLE               193579

